REPORT TO STOCKHOLDERS



TO THE STOCKHOLDERS:

     This semi-annual report of The Old Dominion Investors' Trust, Inc. covers the first 6-month period of the fiscal year from September 1, 1998 through February 28, 1999. As of February 28, 1999, net assets of the Trust were $9,730,295 and the per share net asset value of the Trust was $22.38. During this period, distributions were made in the amount of $3.37 per share.

     In the last six months, the Trust had a realized gain on expired put and call options of $126,566. This additional income from options is paid out to stockholders in the form of cash distributions. The earning power of the Trust's Portfolio of securities will be increased to the extent that options written by the Trust expire unexercised.

     The Trust is looking for investments that will provide as much dividend income to the stockholders as possible, and also offer capital gains potential as well. We believe that economic trends currently in place will continue for some time and that we will be poised to benefit from them.



                                        Sincerely yours,




                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.


                                        Cabell B. Birdsong
                                        Portfolio Manager, Secretary &
                                        Treasurer
April 1, 1999

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1999


 SHARES                                             VALUE
--------          COMMON STOCKS: 92.1%          ------------

                   AUTOMOBILES: 1.5%
 1,540     DaimlerChrysler                       $  144,664
                                                 ----------
           AUTOMOTIVE PARTS & SUPPLIES: 3.5%
 7,400     Goodyear Tire & Rubber Company           342,250
                                                 ----------
                BUILDING PRODUCTS: 3.2%
 6,400     Armstrong World Industries Inc.          314,800
                                                 ----------
                    CHEMICALS: 9.1%
 8,000     DuPont E.I. DeNemours & Co.              410,500
 5,000     Lilly Eli & Co.                          473,437
                                                 ----------
                                                    883,937
                                                 ----------
                  COMMUNICATIONS: 6.8%
 4,200     AT&T Corp.                               344,925
 3,000     Bell Atlantic Corp.                      172,312
 2,200     GTE Corp.                                142,725
                                                 ----------
           Total                                    659,962
                                                 ----------
                    COMPUTERS: 1.7%
 1,000     International Business Machines          170,000
                                                 ----------
              CONSTRUCTION EQUIPMENT: 5.6%
 9,000     Caterpillar                              410,063
 4,000     Deere & Co.                              130,750
                                                 ----------
                                                    540,813
                                                 ----------
           CONSUMER GOODS AND SERVICES: 9.7%
 8,600     American Home Products Corp.             511,700
 2,500     Colgate-Palmolive Co.                    212,187
 2,000     Eastman & Kodak                          132,375
 1,000     Johnson & Johnson                         85,375
                                                 ----------
           Total                                    941,637
                                                 ----------
                 ENERGY PRODUCTS: 10.5%
 5,000     Atlantic Richfield Co.                   273,125
 3,000     Exxon Corp.                              199,687
 2,400     Mobil Corp.                              199,650
 7,600     Texaco Inc.                              353,875
                                                 ----------
           Total                                  1,026,337
                                                 ----------
               FINANCIAL SERVICES: 13.6%
 6,900     BankAmerica Corp.                        450,656
 2,200     Bankers Trust NY Corp.                   191,400
 3,700     Chase Manhattan Corp.                    294,612
 9,000     Fleet Financial Group Inc.               386,438
                                                 ----------
           Total                                  1,323,106
                                                 ----------

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1999



  SHARES                                                  VALUE
---------                                             ------------

                INDUSTRIAL MANUFACTURING: 6.6%
  3,000     Cooper Industries Inc.                     $  131,250
  3,000     General Electric                              300,938
  4,000     PPG Industries Inc.                           208,250
                                                       ----------
            Total                                         640,438
                                                       ----------
                       INSURANCE: 1.2%
  1,500     CIGNA Corp.                                   117,750
                                                       ----------
                    OFFICE EQUIPMENT: 2.4%
  4,200     Xerox Corp.                                   231,788
                                                       ----------
                       PUBLISHING: 0.7%
    600     McGraw-Hill Companies, Inc.                    65,662
                                                       ----------
                         RETAIL: 7.7%
  8,500     JC Penney                                     307,063
 11,000     Sears Roebuck & Co                            446,875
                                                       ----------
            Total                                         753,938
                                                       ----------
                     TRANSPORTATION: 8.3%
 10,000     CSX Corp.                                     392,500
 14,700     Norfolk Southern Corp.                        412,519
                                                       ----------
                                                          805,019
                                                       ----------
            Total common stocks (Cost $9,236,881)       8,962,101
                                                       ----------



 PRINCIPAL
----------
                               REPURCHASE AGREEMENT: 5.2%
             United Missouri Bank, 4.45%, Dated 02/26/99, Due 03/05/99
             Repurchase price $501,434 (collateralized by FNMA, 0%,
$501,000     Due 04/16/99, Market Value $511,653) (Cost $501,000)                  501,000
                                                                                   -------
             TOTAL INVESTMENTS IN SECURITIES
              (COST $9,737,881)* (NOTES 1A AND 2)                      97.3%     9,463,101
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-NET        2.7%       267,194
                                                                                 ---------
              TOTAL NET ASSETS                                        100.0%    $9,730,295
                                                                                ==========
             * Cost for federal income tax purposes is $9,737,881 and net unrealized depreciation consists of:
             Gross Unrealized Appreciation                                      $  720,293
             Gross Unrealized Depreciation                                        (995,073)
                                                                                ----------
             Net Unrealized Depreciation                                        $ (274,780)
                                                                                ==========

SEE NOTES TO FINANCIAL STATEMENTS.

OLD DOMINION INVESTORS' TRUST, INC.


SCHEDULE OF OPTION CONTRACTS WRITTEN
FEBRUARY 28, 1999



 NUMBER OF
 CONTRACTS                                                                  VALUE
-----------                                                              ----------
                COVERED CALL OPTIONS:
     40       American Home Products, April $60                           $12,000
     25       Armstrong World Industries, March $75                           313
     10       Armstrong World Industries, June $60                          1,063
     25       Atlantic Richfield, April $70                                   781
     10       AT&T Corp., March $100                                          125
     10       AT&T Corp., April $95                                         1,250
     20       BankAmerica, March $75                                          250
     15       BankAmerica, May $75                                          2,062
     10       Bell Atlantic, April $65                                        500
      5       Bell Atlantic, June $65                                         875
     20       Caterpillar Inc., May $55                                     1,000
     20       Chase Manhattan Corp., March $80                              6,500
      5       CIGNA Corp., April $90                                          375
     12       Colgate-Palmolive, May $100                                   1,350
     15       Cooper Industries, April $50                                    750
      7       DaimlerChrysler, April $115                                     263
     20       Deere & Co., June $40                                         1,375
     10       DuPont E.I. DeNemours & Co., April $60                          500
     30       DuPont E.I. DeNemours & Co., April $65                          375
     10       Eastman Kodak, April $75                                        563
     20       Eli Lilly, April $90                                         15,000
     10       Eli Lilly, April $100                                         2,875
     15       Exxon Corp., April $80                                          234
     40       Fleet Financial Group, April $50                              1,750
     15       General Electric, April $110                                  1,875
     25       Goodyear Tire & Rubber, July $60                              1,719
      5       International Business Machines, April $190                   1,438
     10       Johnson & Johnson, April $90                                  1,375
      6       McGraw-Hill, April $115                                       2,062
     10       Mobil Corp., May $95                                            812
     20       PPG Industries, May $65                                         437
     20       Sears Roebuck & Co., April $50                                  625
     30       Sears Roebuck & Co., July $55                                 1,406
     25       Texaco Inc., April $60                                          469
                                                                          -------
               Total (premiums received $68,620)                           64,347
                                                                          -------
                                   PUT OPTIONS:
     10       DaimlerChrysler, March $100                                   7,000
     25       JC Penney, March $40                                          7,500
     18       Xerox Corp., March $60                                        9,225
                                                                          -------
               Total (premiums received $14,581)                           23,725
                                                                          -------
               Total (premiums received $83,201)(Notes 1A, 1D and 3)      $88,072
                                                                          =======

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
FEBRUARY 28, 1999



ASSETS
 Investments in securities, at value (identified cost $9,737,881) (Notes 1A and 2)         $ 9,463,101
 Cash                                                                                          299,387
 Receivable for:
  Dividends and interest                                                                        34,085
  Securities sold                                                                               12,962
  Capital stock sold                                                                             3,123
 Prepaid expenses                                                                                5,845
                                                                                           -----------
   Total assets                                                                              9,818,503
                                                                                           -----------

LIABILITIES
 Option contracts written, at value (premiums received $83,201) (Note 3)                        88,072
 Accrued expenses                                                                                  136
                                                                                           -----------
   Total liabilities                                                                            88,208
                                                                                           -----------

NET ASSETS
 (Applicable to 434,831 shares of capital stock outstanding; 500,000 shares of $12.50
  par value authorized)                                                                    $ 9,730,295
                                                                                           ===========
Computation of offering price:
 Net asset value and redemption price per share ($9,730,295 / 434,831 shares)              $     22.38
                                                                                           ===========
 Offering price per share (100/96 of net asset value)*                                     $     23.31
                                                                                           ===========
*On investments of $100,000 or more the offering price is reduced.
Net assets consist of:
 Paid-in capital                                                                           $ 9,489,610
 Undistributed net investment income                                                            10,622
 Undistributed net realized gain on investments                                                509,714
 Net unrealized depreciation of investments                                                   (279,651)
                                                                                           -----------
                                                                                           $ 9,730,295
                                                                                           ===========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF OPERATIONS
(Unaudited)
SIX MONTHS ENDED FEBRUARY 28, 1999


     INVESTMENT INCOME
      Income
        Dividends                                                           $  115,473
        Interest                                                                15,399
                                                                            ----------
         Total income                                                          130,872
                                                                            ----------
      Expenses
        Investment management fee (Note 4)                                      24,146
        Professional fees                                                       10,418
        Insurance expense                                                        8,330
        Printing shareholder reports                                             4,163
        Directors' fees                                                          3,801
        Distribution expenses                                                    2,503
                                                                            ----------
         Total expenses                                                         53,361
                                                                            ----------
     NET INVESTMENT INCOME                                                      77,511
                                                                            ----------
     REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        AND OPTIONS WRITTEN
        Net realized gain on option contracts written                          126,566
        Net realized gain on investments                                       473,001
        Net change in unrealized depreciation of investments and option
         contracts written                                                     423,673
                                                                            ----------
     NET GAIN ON INVESTMENTS                                                 1,023,240
                                                                            ----------
     NET INCREASE IN NET ASSETS FROM OPERATIONS                             $1,100,751
                                                                            ==========

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                                           FEBRUARY 28, 1999   AUGUST 31, 1998
                                                                                          ------------------- ----------------
                                                                                              (UNAUDITED)
OPERATIONS
 Net investment income                                                                       $     77,511       $    147,512
 Net realized gain on option contracts written                                                    126,566            248,786
 Net realized gain on investments                                                                 473,001          1,326,755
 Net change in unrealized depreciation of investments and
  option contracts written                                                                        423,673         (1,758,011)
                                                                                             ------------       ------------
  Net increase (decrease) in net assets resulting from operations                               1,100,751            (34,958)
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.42 and $0.22 per share,
  respectively)                                                                                  (169,720)           (77,335)
 Distributions from realized gain on investments ($2.95 and $2.65 per share,
  respectively)                                                                                (1,158,391)        (1,295,332)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from the change in the number of
  outstanding shares (a)                                                                        1,061,573            825,231
                                                                                             ------------       ------------
  Total increase (decrease) in net assets                                                         834,213           (582,394)
NET ASSETS
 Beginning of the period                                                                        8,896,082          9,478,476
                                                                                             ------------       ------------
 End of the period
  (including undistributed net investment income of $10,622 and $102,831, respectively)      $  9,730,295       $  8,896,082
                                                                                             ============       ============

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

(a) Transactions in capital shares were as follows:

                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                                FEBRUARY 28, 1999                AUGUST 31, 1998
                                                           ----------------------------   ------------------------------
                                                              SHARES          AMOUNT         SHARES           AMOUNT
                                                           ------------   -------------   ------------   ---------------
                                                                   (UNAUDITED)
Shares sold                                                    12,679      $  299,581         42,392      $  1,145,997
Shares issued in reinvestment of distributions from net
 investment income and realized gain on investments and
 options contracts written                                     45,877       1,017,893         41,541         1,031,217
                                                               ------      ----------         ------      ------------
                                                               58,556       1,317,474         83,933         2,177,214
Shares redeemed                                               (11,122)       (255,901)       (50,036)       (1,351,983)
                                                              -------      ----------        -------      ------------
Net increase                                                   47,434      $1,061,573         33,897      $    825,231
                                                              =======      ==========        =======      ============


                                                             SIX MONTHS
                                                              ENDED
                                                             FEBRUARY 28,
                                                            --------------
                                                                 1999
                                                            --------------
                                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $  22.96
                                                              --------
Income from investment operations --
 Net investment income                                            0.18
 Net realized and unrealized gain (loss) on investments           2.61
                                                              --------
  Total from investment operations                                2.79
                                                              --------
Less distributions --
 Distributions from net investment income                         0.42
 Distributions from realized gains on investments                 2.95
 Distributions in excess of realized gains on investments            --
                                                              ---------
  Total distributions                                             3.37
                                                              ---------
Net asset value, end of period                                $  22.38
                                                              =========
TOTAL RETURN*                                                    12.48  %
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $   9,730
Ratio to average net assets --
 Expenses                                                          1.13%**
 Net investment income                                             1.64%**
Portfolio turnover rate                                              27%



                                                                              YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------------
                                                                1998        1997       1996        1995        1994
                                                            ----------- ----------- ---------- ----------- -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $  26.81     $ 23.09      21.52     $ 19.64     $ 20.24
                                                             --------     -------     ------     -------     -------
Income from investment operations --
 Net investment income                                           0.40        0.47       0.53        0.68        0.63
 Net realized and unrealized gain (loss) on investments        ( 0.38)       5.52       2.46        2.67        0.51
                                                             --------     -------     ------     -------     -------
  Total from investment operations                               0.02        5.99       2.99        3.35        1.14
                                                             --------     -------     ------     -------     -------
Less distributions --
 Distributions from net investment income                        0.22        0.62       0.29        0.78        0.64
 Distributions from realized gains on investments                3.65        1.65       1.13        0.44        1.10
 Distributions in excess of realized gains on investments          --          --         --        0.25          --
                                                             --------    --------    -------     -------     --------
  Total distributions                                            3.87        2.27       1.42        1.47        1.74
                                                             --------    --------    -------     -------     --------
Net asset value, end of period                               $  22.96     $ 26.81    $ 23.09     $ 21.52     $ 19.64
                                                             ========    ========    =======     =======     ========
TOTAL RETURN*                                                  ( 0.42)%     27.44%     23.09%      18.05%       5.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $  8,896    $  9,478    $ 7,793    $  7,277    $  6,918
Ratio to average net assets --
 Expenses                                                        1.08%       1.16%      1.30%       1.39%       1.33%
 Net investment income                                           1.48%       1.88%      2.35%       3.42%       3.29%
Portfolio turnover rate                                            86%         86%       119%         64%         67%

*Calculated without deduction of sales load.

**Annualized

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


NOTES TO FINANCIAL STATEMENTS
(Unaudited)
FEBRUARY 28, 1999


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
     Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

      The following is a summary of the significant accounting policies followed by the Trust:
   A. SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.
   B. FEDERAL INCOME TAXES. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
   C. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
   D. OPTION ACCOUNTING PRINCIPLES. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased
     (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
   E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENTS
     During the six months ended February 28, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $2,955,265 and $2,398,051, respectively.

NOTE 3 -- OPTIONS WRITTEN
     A summary of option contracts written by the Trust during the period is as follows:



                                                        CALLS                      PUTS
                                               ------------------------   -----------------------
                                                NUMBER OF      OPTION      NUMBER OF      OPTION
                                                 OPTIONS      PREMIUMS      OPTIONS      PREMIUMS
                                               -----------   ----------   -----------   ---------
Options outstanding at beginning of period          665       $ 90,397         --        $    --
Options written                                   1,121        139,212        101         27,841
Options closed                                       --             --         --             --
Options expired                                     951        120,375         23          6,191
Options exercised                                   265         40,614         25          7,069
                                                  -----       --------        ---        -------
Options outstanding at end of period                570       $ 68,620         53        $14,581
                                                  =====       ========        ===        =======

     As of February 28, 1999, portfolio securities valued at $3,450,021 were subject to covered call options written by the Trust.

NOTE 4 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.
     The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $2,503 during the six months ended February 28, 1999.
     Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the six months ended February 28, 1999, Investors Security received $0 in underwriter's concessions and $3,148 in commissions as a retail dealer in the Trust's shares. Investors Security also received $20,901 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.
     Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396




                                   Custodian
                                    UMB BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141





                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574





                                    Auditors
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                               Two Logan Square,
                                   Suite 2121
                     Philadelphia, Pennsylvania 19103-4901





                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396





                                 Transfer Agent
                       FIRST DATA INVESTOR SERVICES GROUP
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

                                 [LOGO]



                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999
                                  (unaudited)